Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data (Unaudited) [Abstract]
Quarterly Financial Data (Unaudited)

NOTE 23 - QUARTERLY FINANCIAL DATA (UNAUDITED)

The following is a summary of selected quarterly financial data (unaudited) for the years ended December 31, 2011 and 2010:

	Interest	Net interest	Net	Net income
	income	income	income	per share
	(Dollars in thousands, except per share data)
2011
First quarter	$5,341	$4,250	$1,009	$.60
Second quarter	5,438	4,310	1,298.78
Third quarter	5,583	4,924	1,541.92
Fourth quarter	5,260	4,783	906.54

2010
First quarter	$5,748	$4,410	$932	$.55
Second quarter	5,709	4,410	843.50
Third quarter	5,722	4,451	1,217.72
Fourth quarter	5,560	4,383	1,032.61